Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share Description Abstract
Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods
	Year ended December 31, 2021	Year ended December 31, 2020 *	Year ended December 31, 2019 *

Loss for the year attributable to shareholders	(14,758)	(12,536)	(15,013)
Weighted average number of ordinary shares	11,355,848	7,352,460	4,305,555
Basic and diluted loss per share	$(1.30)	$(1.70)	$(3.49)